SHAREHOLDERS' EQUITY - Stock Options Exercised (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	517,935	5,739,722
$2.85 - $15.11
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	266,499
$3.42 - $6.82
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	82,049
$3.42 - $6.82
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	4,630
$2.98 - $6.82
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	164,757
$1.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares		1,804,842
$0.86 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares		2,791,059
$2.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares		720,018
$2.91 - $15.11
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares		423,803
Bottom of range | $2.85 - $15.11
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	$ 2.85
Bottom of range | $3.42 - $6.82
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	3.42
Bottom of range | $3.42 - $6.82
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	3.42
Bottom of range | $2.98 - $6.82
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	2.98
Bottom of range | $1.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		$ 1.11
Bottom of range | $0.86 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		0.86
Bottom of range | $2.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		2.11
Bottom of range | $2.91 - $15.11
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		2.91
Top of range | $2.85 - $15.11
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	15.11
Top of range | $3.42 - $6.82
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	6.82
Top of range | $3.42 - $6.82
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	6.82
Top of range | $2.98 - $6.82
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	$ 6.82
Top of range | $1.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		7.81
Top of range | $0.86 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		7.81
Top of range | $2.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		7.81
Top of range | $2.91 - $15.11
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		$ 15.11
Weighted average
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)			$ 23.28	$ 11.16
Weighted average | $2.85 - $15.11
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)			19.57
Weighted average | $3.42 - $6.82
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)			22.64
Weighted average | $3.42 - $6.82
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)			27.15
Weighted average | $2.98 - $6.82
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)			$ 29.49
Weighted average | $1.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)				9.87
Weighted average | $0.86 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)				10.13
Weighted average | $2.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)				14.72
Weighted average | $2.91 - $15.11
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)				$ 17.39